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VIA EDGAR TRANSMISSION

Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549	George P. Attisano george.attisano@klgates.com

June 1, 2016

Re:	John Hancock Current Interest (the “Trust”), on behalf of: John Hancock Money Market Fund (the “Fund”)

File Nos. 002-50931; 811-02485

Ladies and gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder; and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 84 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 62 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. The purpose of the Amendment is to revise the disclosure of the Fund’s principal investment strategies consistent with its operation as a “government money market fund,” as defined in Rule 2a-7 under the 1940 Act. No fees are required in connection with this filing.

If you have any questions or comments concerning the foregoing, please call me at (617) 261-3240.

Very truly yours,

/s/ George P. Attisano

George P. Attisano

K&L Gates LLP

Cc: Ariel Ayanna,
Assistant Secretary of the Trust